Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
Borrowings
	June 30, 2019	December 31, 2018
Term Loan B facility	$339,327	$418,538
Credit facilities	102,759	75,671

Total debt	$442,086	$494,209
Financial liabilities	50,997	24,842

Total borrowings	$493,083	$519,051
Less: Long-term unamortized discount	(3,786)	(6,629)
Less: Current portion of long-term borrowings, net	(11,680)	(26,804)
Less: Deferred finance costs, net	(4,234)	(4,937)

Long-term borrowings, net	$473,383	$480,681

Maturities of Long Term Debt
Year	Amount
2020	$16,977
2021	356,638
2022	23,836
2023	14,060
2024 and thereafter	81,572

Total	$493,083